Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,892	$ 5,773
Credit facilities utilized:
Short-term borrowings	(39)	(412)
Long-term debt (including current portion)	(36,141)	(34,057)
Letters of credit outstanding	(105)	(105)
Credit facilities unutilized	4,110	3,741
Current installments of long-term debt	$ 3,395	$ 3,146
Credit facility
Credit facilities utilized:
Long-term debt (including current portion), weighted average interest rate (percent)	3.80%	3.80%
Current installments of long-term debt	$ 1,322	$ 707
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (39)	$ (412)
Short-term borrowings, weighted average interest rate (percent)	4.50%	4.20%
Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (1,638)	$ (1,515)
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	4,307
Credit facilities utilized:
Letters of credit outstanding	(83)
Credit facilities unutilized	2,819
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(39)
Regulated Utilities | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(1,366)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,585
Credit facilities utilized:
Letters of credit outstanding	(22)
Credit facilities unutilized	1,291
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	0
Corporate and Other | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (272)